Financial Instruments - Other Noncurrent Liabilities (Details) - USD ($) $ in Millions		1 Months Ended			12 Months Ended
		Dec. 31, 2017	Aug. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Oct. 01, 2017	Jul. 02, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net		$ 36,562			$ 36,562			$ 35,664
Bosulif [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term					10 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement		$ 416			$ 416
Bosulif [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term		10 years
Besponsa [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term					9 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement		$ 443			$ 443
Besponsa [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term			9 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement			$ 296
Besponsa [Member] | European Union [Member]
Finite-Lived Intangible Assets [Line Items]
Research and development arrangement, aggregate payment obligation, term				9 years
Aggregate amount of guaranteed fixed annual payments to be made in connection with research and development arrangement				$ 148
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	[1]	34,765			34,765			$ 33,740
Developed Technology Rights [Member] | Bosulif [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net		364			364
Developed Technology Rights [Member] | Besponsa [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net		371			371
Developed Technology Rights [Member] | Besponsa [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net						$ 248
Developed Technology Rights [Member] | Besponsa [Member] | European Union [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net							$ 123
Other Noncurrent Liabilities [Member] | Developed Technology Rights [Member] | Bosulif [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net		281			281
Other Noncurrent Liabilities [Member] | Developed Technology Rights [Member] | Besponsa [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net		236			236
Other Noncurrent Liabilities [Member] | Developed Technology Rights [Member] | Besponsa [Member] | European Union [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net		119			119
Other Current Liabilities [Member] | Developed Technology Rights [Member] | Bosulif [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net		83			83
Other Current Liabilities [Member] | Developed Technology Rights [Member] | Besponsa [Member] | United States [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net		15			15
Other Current Liabilities [Member] | Developed Technology Rights [Member] | Besponsa [Member] | European Union [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net		$ 6			$ 6

[1]	The changes in the gross carrying amount of Developed technology rights and IPR&D primarily reflect (i) the transfer of $4.8 billion from IPR&D to Developed technology rights to reflect the approval of Eucrisa, (ii) the Developed technology rights and IPR&D acquired as part of the acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A), (iii) the Developed technology rights of $371 million recorded in connection with the EU and U.S. approvals of Besponsa (see Note 7E), (iv) the Developed technology rights of $364 million recorded in connection with the U.S. approval of Bosulif (see Note 7E) and (v) the Developed technology rights of $140 million recorded in connection with the approvals of Bavencio (see Note 2C) partially offset by (vi) measurement period adjustments related to Medivation (see Note 2A) and (vii) impairments of Developed technology rights (see Note 4).